Derivitives and Hedging Instruments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign Exchange Forward [Member]
Derivative, Notional Amount	$ 122.8		$ 122.8		$ 222.5	$ 169.3
Other Expense [Member] | Forward Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative, Gain (Loss) on Derivative, Net	4.3	(3.8)	(0.2)	6.6	14.3	5.2	0.2
Prepaid and Other Current Assets [Member] | Forward Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative, Fair Value, Net	0.1		0.1			0.3
Accrued Liabilities [Member] | Forward Contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivative, Fair Value, Net	$ (1.3)		$ (1.3)		$ (3.1)	$ (6.4)